Pension and Other Postretirement Employee Benefits (OPEB) Plans (Assumed Health Care Cost Trend Rates) (Details) - Successor - Other Postretirement Benefits Plan [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rate [Abstract]
Effect on accumulated postretirement obligation, 1-percentage point increase	$ 2
Effect on accumulated postretirement obligation, 1-percentage point decrease	(2)
Effect on postretirement benefit cost, 1-percentage point increase	0
Effect on postretirement benefit cost, 1-percentage point decrease	$ 0
Not Medicare Eligible [Member]
Assumed Health Care Cost Trend Rates [Abstract]
Health care cost trend rate assumed for next year	7.00%	5.80%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	4.50%	5.00%
Year that the rate reaches the ultimate trend rate	2026	2024
Medicare Eligible [Member]
Assumed Health Care Cost Trend Rates [Abstract]
Health care cost trend rate assumed for next year	10.66%	5.70%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	4.50%	5.00%
Year that the rate reaches the ultimate trend rate	2026	2024